Segment information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	82.00%	93.00%	82.00%
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	7.00%	3.00%	16.00%
Ecuador [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	11.00%	4.00%	1.00%